Columbia Global Technology Growth Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Canada 0.5%
Shopify, Inc., Class A(a)	258,597	15,296,012
China 0.1%
Alibaba Group Holding Ltd., ADR	15,050	1,179,017
Tencent Holdings Ltd.	36,700	1,702,645
Total		2,881,662
France 0.2%
Dassault Systemes SE	129,890	5,278,983
Germany 0.3%
SAP SE, ADR	56,954	10,390,688
Japan 0.5%
Keyence Corp.	33,800	15,235,740
Netherlands 3.5%
ASML Holding NV	83,514	80,202,670
NXP Semiconductors NV	129,939	35,356,402
Total		115,559,072
Norway 0.1%
SmartCraft ASA(a)	933,143	2,667,063
South Korea 0.7%
Samsung Electronics Co., Ltd.	457,633	24,246,692
Switzerland 0.4%
STMicroelectronics NV, Registered Shares	288,772	12,119,761
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	408,169	61,649,846
United Kingdom 0.7%
nVent Electric PLC	81,860	6,661,767
RELX PLC	282,409	12,388,403
Sage Group PLC (The)	358,847	4,713,659
Total		23,763,829
United States 88.9%
Accenture PLC, Class A	92,550	26,125,939
Adobe, Inc.(a)	74,778	33,258,263
Advanced Micro Devices, Inc.(a)	295,974	49,398,061
Airbnb, Inc., Class A(a)	62,019	8,988,414
Akamai Technologies, Inc.(a)	50,183	4,628,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Alphabet, Inc., Class A(a)	799,661	137,941,522
Amazon.com, Inc.(a)	590,902	104,258,749
Amphenol Corp., Class A	125,310	16,587,285
Analog Devices, Inc.	146,834	34,431,105
ANSYS, Inc.(a)	45,358	14,398,897
Apple, Inc.	1,376,021	264,540,037
Applied Materials, Inc.	281,853	60,620,943
Arista Networks, Inc.(a)	63,704	18,961,496
Atlassian Corp., Class A(a)	70,281	11,024,278
Autodesk, Inc.(a)	42,008	8,468,813
Automatic Data Processing, Inc.	40,732	9,976,081
BILL Holdings, Inc.(a)	60,384	3,142,987
Block, Inc., Class A(a)	141,351	9,057,772
Booking Holdings, Inc.	4,402	16,623,493
Broadcom, Inc.	116,928	155,344,694
Cadence Design Systems, Inc.(a)	84,571	24,213,523
CDW Corp.	51,583	11,534,990
Cisco Systems, Inc.	423,960	19,714,140
Comcast Corp., Class A	77,792	3,114,014
Corning, Inc.	210,208	7,832,350
CoStar Group, Inc.(a)	100,596	7,863,589
Crowdstrike Holdings, Inc., Class A(a)	120,269	37,724,777
Datadog, Inc., Class A(a)	51,258	5,647,606
Dell Technologies, Inc.	49,892	6,962,928
DoorDash, Inc., Class A(a)	44,009	4,845,831
Dynatrace, Inc.(a)	68,653	3,139,502
Eaton Corp. PLC	20,133	6,701,269
Electronic Arts, Inc.	51,376	6,826,843
Endeavor Group Holdings, Inc., Class A	153,559	4,119,988
Fidelity National Information Services, Inc.	83,434	6,330,972
First Solar, Inc.(a)	18,009	4,894,126
Fiserv, Inc.(a)	81,095	12,144,787
Fortinet, Inc.(a)	151,940	9,013,081
Global Payments, Inc.	60,592	6,171,295
GoDaddy, Inc., Class A(a)	59,450	8,301,004
HP, Inc.	161,340	5,888,910
HubSpot, Inc.(a)	23,819	14,554,600

Columbia Global Technology Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intel Corp.	336,389	10,377,601
Intuit, Inc.	67,230	38,754,061
Keysight Technologies, Inc.(a)	46,674	6,463,416
KLA Corp.	29,584	22,469,936
Lam Research Corp.	119,019	110,978,076
Marvell Technology, Inc.	476,541	32,790,786
MasterCard, Inc., Class A	118,405	52,935,323
Match Group, Inc.(a)	72,944	2,234,275
Meta Platforms, Inc., Class A	148,282	69,222,486
Microchip Technology, Inc.	147,406	14,332,285
Micron Technology, Inc.	223,345	27,918,125
Microsoft Corp.	749,409	311,102,158
MongoDB, Inc.(a)	32,461	7,662,744
Motorola Solutions, Inc.	51,738	18,879,714
MSCI, Inc.	15,090	7,472,266
NetApp, Inc.	150,009	18,065,584
Netflix, Inc.(a)	39,217	25,162,412
NVIDIA Corp.	384,601	421,649,614
ON Semiconductor Corp.(a)	39,051	2,852,285
Oracle Corp.	274,553	32,174,866
Palo Alto Networks, Inc.(a)	76,850	22,663,833
Paycom Software, Inc.	24,968	3,628,350
Pure Storage, Inc., Class A(a)	152,337	9,184,398
QUALCOMM, Inc.	136,920	27,938,526
Reddit, Inc., Class A(a)	66,296	3,595,895
Salesforce, Inc.	124,846	29,268,896
SBA Communications Corp.	24,625	4,843,245
ServiceNow, Inc.(a)	43,416	28,521,273
Shift4 Payments, Inc., Class A(a)	48,155	3,239,868
Snowflake, Inc., Class A(a)	74,089	10,089,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	147,567	82,755,574
Take-Two Interactive Software, Inc.(a)	45,309	7,265,751
TE Connectivity Ltd.	75,226	11,261,332
Tesla, Inc.(a)	53,007	9,439,487
Texas Instruments, Inc.	89,239	17,402,497
T-Mobile US, Inc.	73,453	12,851,337
Trade Desk, Inc. (The), Class A(a)	113,319	10,513,737
Tyler Technologies, Inc.(a)	16,599	7,973,496
Uber Technologies, Inc.(a)	393,114	25,379,440
VeriSign, Inc.(a)	41,448	7,225,215
Vertiv Holdings Co.	61,693	6,050,233
Visa, Inc., Class A	259,794	70,783,473
Visteon Corp.(a)	59,003	6,571,164
Walt Disney Co. (The)	90,944	9,449,991
Western Digital Corp.(a)	98,531	7,418,399
Workday, Inc., Class A(a)	26,601	5,624,781
Zscaler, Inc.(a)	23,798	4,044,708
Total		2,883,800,186
Total Common Stocks (Cost $865,752,664)		3,172,889,534

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	66,567,312	66,553,998
Total Money Market Funds (Cost $66,542,491)		66,553,998
Total Investments in Securities (Cost $932,295,155)		3,239,443,532
Other Assets & Liabilities, Net		4,386,075
Net Assets		$3,243,829,607
Columbia Global Technology Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	36,781,231	167,274,702	(137,506,968)	5,033	66,553,998	(285)	1,902,488	66,567,312
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Global Technology Growth Fund  | 2024

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3QT234_08_P01_(07/24)